Note 15 - Intangibles - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Intangible assets, beginning balance	R$ 7,580.6
Intangible assets, final balance	8,689.0	R$ 7,580.6
Intangible assets	8,689.0	7,580.6
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	12,276.8	10,165.0
Effects of movements in foreign exchange in the balance sheet	114.5	836.0
Effect of application of IAS 29 (hyperinflation)	931.0	665.8
Additions	366.1	270.8
Disposal	(44.4)	(1.1)
Acquisitions through business combination	0.0	27.6
Acquisition through exchange transaction of shareholdings	0.0	0.0
Transfers to other assets categories	370.9	312.7
Other	0.0
Intangible assets, final balance	14,014.9	12,276.8
Intangible assets	14,014.9	12,276.8
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(4,696.2)	(3,858.6)
Effects of movements in foreign exchange in the balance sheet	48.9	(52.2)
Effect of application of IAS 29 (hyperinflation)	(279.5)	(277.1)
Disposal	14.1	0.5
Transfers to other assets categories	(8.3)	2.9
Intangible assets, final balance	(5,325.9)	(4,696.2)
Amortization	(404.9)	(511.7)
Intangible assets	(5,325.9)	(4,696.2)
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	5,653.3
Intangible assets, final balance	6,329.0	5,653.3
Intangible assets	6,329.0	5,653.3
Brand names [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	5,653.3	4,744.2
Effects of movements in foreign exchange in the balance sheet	123.7	646.7
Effect of application of IAS 29 (hyperinflation)	622.0	348.2
Additions	0.0	9.1
Disposal	(31.0)	0.0
Acquisitions through business combination	0.0	27.6
Acquisition through exchange transaction of shareholdings	0.0	0.0
Transfers to other assets categories	(39.0)	(122.5)
Other	0.0
Intangible assets, final balance	6,329.0	5,653.3
Intangible assets	6,329.0	5,653.3
Brand names [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	0.0	0.0
Effects of movements in foreign exchange in the balance sheet	0.0	0.0
Effect of application of IAS 29 (hyperinflation)	0.0	0.0
Disposal	0.0	0.0
Transfers to other assets categories	0.0	0.0
Intangible assets, final balance	0.0	0.0
Amortization	0.0	0.0
Intangible assets	0.0	0.0
Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	700.1
Intangible assets, final balance	671.2	700.1
Intangible assets	671.2	700.1
Distribution contracts [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	3,284.5	2,956.3
Effects of movements in foreign exchange in the balance sheet	16.3	75.3
Effect of application of IAS 29 (hyperinflation)	56.1	28.5
Additions	0.0	168.7
Disposal	0.0	(0.6)
Acquisitions through business combination	0.0	0.0
Acquisition through exchange transaction of shareholdings	0.0	0.0
Transfers to other assets categories	(8.5)	56.3
Other	0.0
Intangible assets, final balance	3,348.4	3,284.5
Intangible assets	3,348.4	3,284.5
Distribution contracts [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(2,584.4)	(2,328.6)
Effects of movements in foreign exchange in the balance sheet	13.1	6.8
Effect of application of IAS 29 (hyperinflation)	(56.0)	(28.4)
Disposal	0.0	0.0
Transfers to other assets categories	8.5	0.0
Intangible assets, final balance	(2,677.2)	(2,584.4)
Amortization	(58.4)	(234.2)
Intangible assets	(2,677.2)	(2,584.4)
Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	779.9
Intangible assets, final balance	1,129.7	779.9
Intangible assets	1,129.7	779.9
Computer software [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	2,238.2	1,801.2
Effects of movements in foreign exchange in the balance sheet	(20.9)	40.6
Effect of application of IAS 29 (hyperinflation)	103.8	85.3
Additions	26.0	20.2
Disposal	(13.4)	(0.5)
Acquisitions through business combination	0.0	0.0
Acquisition through exchange transaction of shareholdings	0.0	0.0
Transfers to other assets categories	625.3	291.4
Other	0.0
Intangible assets, final balance	2,959.0	2,238.2
Intangible assets	2,959.0	2,238.2
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(1,458.3)	(1,131.1)
Effects of movements in foreign exchange in the balance sheet	15.1	(25.6)
Effect of application of IAS 29 (hyperinflation)	(83.8)	(57.7)
Disposal	14.1	0.5
Transfers to other assets categories	(16.7)	2.9
Intangible assets, final balance	(1,829.3)	(1,458.3)
Amortization	(299.7)	(247.3)
Intangible assets	(1,829.3)	(1,458.3)
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	447.3
Intangible assets, final balance	559.1	447.3
Intangible assets	559.1	447.3
Other intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	1,100.8	663.3
Effects of movements in foreign exchange in the balance sheet	(4.6)	73.4
Effect of application of IAS 29 (hyperinflation)	149.1	203.8
Additions	340.1	72.8
Disposal	0.0	0.0
Acquisitions through business combination	0.0	0.0
Acquisition through exchange transaction of shareholdings	0.0	0.0
Transfers to other assets categories	(206.9)	87.5
Other	0.0
Intangible assets, final balance	1,378.5	1,100.8
Intangible assets	1,378.5	1,100.8
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(653.5)	(398.9)
Effects of movements in foreign exchange in the balance sheet	20.7	(33.4)
Effect of application of IAS 29 (hyperinflation)	(139.7)	(191.0)
Disposal	0.0	0.0
Transfers to other assets categories	(0.1)	0.0
Intangible assets, final balance	(819.4)	(653.5)
Amortization	(46.8)	(30.2)
Intangible assets	R$ (819.4)	R$ (653.5)